Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
A.	Basis of presentation of the financial statements

The Company’s financial statements as of December 31, 2016 and 2017 and for each of the three years ended on December 31, 2017 comply with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS, as issued by the International Accounting Standard Board (“IASB”).

The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

The consolidated financial statements have been prepared on the basis of historical cost except for debentures and derivatives at fair value.

The preparation of financial statements that comply with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment when applying the Company’s accounting policies. Note 3 provides disclosure of areas involving a considerable degree of judgment or complexity, or areas where assumptions and estimates have a material effect on the financial statements. Actual results may differ materially from the estimates and assumptions used by the Company’s management.

Consolidated financial statements
B.	Consolidated financial statements

A subsidiary is an entity over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The subsidiaries are deconsolidated from the date that control ceases.

Translation of foreign currency balances and transactions:
C.	Translation of foreign currency balances and transactions:

1)	Functional currency and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the Company operates (“Functional Currency”). The financial statements are stated in NIS, which is the Functional Currency and presentation currency of the Company and its subsidiary.

2)	Transactions and balances

Transactions in currencies other than the functional currency (“Foreign Currencies”) are translated into the Functional Currency at exchange rates at the dates of transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in Foreign Currencies are recognized in the profit or loss for the year.

Gains and losses arising from changes in exchange rates are recognized in the statement of comprehensive loss under “Financing expenses, net”.

Property and equipment
D.	Property and equipment

1)	All property and equipment (including leasehold improvements) are stated at historical cost less accumulated depreciation and impairment. Historical cost of an item of property and equipment includes:

a.	Its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discount and rebates.

b.	Any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Repairs and maintenance are charged to the statements of comprehensive loss during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Years
Computer equipment	3
Greenhouse equipment*	4 - 10
Office furniture	7 - 17
Laboratory equipment	4 - 5
Leasehold improvements	5

*	Greenhouse equipment—agricultural equipment used in the tobacco production greenhouse.

Leasehold improvements are depreciated over the lease period or the expected useful life of the improvements, whichever is shorter.

Impairment of the asset to its recoverable amount is recognized as incurred, if the carrying amount of the asset is greater than its estimated recoverable amount (see also section F below).

3)	Gains or losses on disposals are determined by comparing net proceeds with the carrying amount. These are included in the statement of comprehensive loss.

Intangible assets
E.	Intangible assets

1)	In process research and development (“IPR&D”)

Acquired IPR&D is presented based on the fair value at the date of the acquisition and up to December 31, 2015 (see below), was not depreciated. Such asset was tested annually for impairment, see section F below. The assessment was carried out more frequently if there were indications of impairment.

Up to December 31, 2015, during the research and development period, this intangible asset was not amortized. Commencing 2016, the said asset is available for use and therefore is amortized on a straight-line basis until the end of the period of the patent for the know-how (approximately 10 years).

For information about impairment of non-monetary assets, see F below.

2)	Software

Acquired software licenses are capitalized on the basis of the cost incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over the estimated useful life of licenses (3 years).

3)	Research and development (“R&D”)

Research expenses are recognized as an expense as incurred. Costs incurred for development projects (referring to design and testing of new or improved products) are recognized as intangible assets when the following conditions exist:

●	It is technically feasible to complete the intangible asset so that it will be available for use;

●	Management intends to complete the development of the intangible asset and to use or sell the asset;

●	The intangible asset can be used or sold;

●	It can be demonstrated how the intangible asset will generate probable future economic benefits;

●	There are adequate technical, financial and other resources to complete development and to use or sell the intangible asset;

●	The expenditure attributable to the intangible asset can be reliably measured during its development.

Other development costs that do not meet these criteria are recognized as an expense when incurred. Development costs previously recognized as an expense are not recognized as an asset in subsequent periods.

As of December 31, 2017, the Company has not met the rules for capitalizing development costs as an intangible asset and accordingly, no asset whatsoever has been recognized in the financial statements for such costs.

Impairment of non-monetary assets
F.	Impairment of non-monetary assets

Assets that have indefinite useful life are not subject to amortization and are tested annually (or when there are indicators for impairment-see below) for impairment.

All non-monetary assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of its fair value less costs to sell and value in use. For the purpose of assessing impairment, assets are grouped together at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

For the years ended December 31, 2015, 2016 and 2017, no impairment has been recognized.

Government grants
G.	Government grants

Government grants, which are received from the Israel Innovation Authority (“IIA”) (formerly known as the Israeli Office of Chief Scientist or OCS) by way of participation in research and development that is conducted by the Company, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard 20 “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

As approved by the IIA, the grants are received in installments as the program progresses. The Company recognizes each forgivable loan on a systematic basis at the same time the Company records, as an expense, the related research and development costs for which the grant is received, provided that there is reasonable assurance that: (a) the Company complies with the conditions attached to the grant, and (b) the grant will be received (usually upon receipt of approval notice). The amount of the forgivable loan is recognized based on the participation rate approved by the IIA; thus, a forgivable loan is recognized as a receivable when approved research and development costs have been incurred before grant funds are received.

If at the time of grant approval there is reasonable assurance that the Company will comply with the forgivable loan conditions attached to the grant, and that the Company will not pay royalties to IIA, grant income is recorded against the related research and development expenses in the statements of comprehensive loss.

If at the time of grant or in subsequent periods, it is not reasonably assured that royalties will not be paid to the IIA, the Company recognizes a liability that is measured based on the Company’s best estimate of the amount required to settle the Company’s obligation at the end of each reporting period.

Cash and cash equivalents
H.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits, and other short-term highly liquid investments with original maturities of three months or less.

Inventory
I.	Inventory

Inventory is measured at the lower of cost and net realizable value.

The cost of inventories is based on the first-in first-out (FIFO) principle. In the case of purchased goods and work in process, costs include design, raw materials, direct labor, other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less variable attributable selling expenses.

Share capital
J.	Share capital

The Company’s ordinary shares are classified as share capital. Incremental costs directly attributable to the issue of new shares or warrants are recognized in equity as a deduction of issue proceeds. See also note 14A(8).

Trade payables
K.	Trade payables

Trade payables include the Company’s liabilities to pay for goods or services purchased from suppliers in the ordinary course of business. Trade payables are classified as current liabilities if payment is due within one year, otherwise they are recognized as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost based on the effective interest method.

Deferred taxes
L.	Deferred taxes

The Company recognizes deferred taxes based on the liability method, for temporary differences between the carrying amounts of assets and liabilities included in the consolidated financial statements and the amounts used for tax purposes. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. In addition, deferred taxes are not recognized if the temporary differences arise on initial recognition of an asset or a liability, other than in a business combination, which, at the time of the transaction, have no effect on profit or loss—whether for accounting or tax purposes. The amount of deferred taxes is determined in accordance with the tax rates (and tax laws) that have been enacted or substantively enacted as at the date of the statement of financial position and are expected to apply when the deferred tax assets will be realized or when the deferred tax liabilities will be settled.

Deferred tax assets are recognized for deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

In the absence of a forecast of future taxable income, a deferred tax asset was not recognized in the Company’s financial statements.

Employee benefits
M.	Employee benefits

1)	Liability for severance pay

In accordance with labor laws and labor agreements in effect, the Company and its subsidiary are required to pay severance and pension benefits to employees who are dismissed or retire under certain circumstances.

The said liability to pay pension and severance pay is related to employees in Israel who are covered by Section 14 of the Severance Pay Law, and is covered by regular contributions to defined contribution plans. The amounts contributed are not included in the statement of financial position.

2)	Vacation and recreation pay

By law, all employees are entitled to vacation and recreation pay, calculated on a monthly basis. The right is based on the employment period.

Revenue recognition
N.	Revenue recognition

The Company’s revenues are measured at fair value of the consideration received or receivable for the sale of goods in the ordinary course of business. Revenues are recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenues can be reliably measured. Revenues from the sale of products are recognized when all the significant risks and rewards of ownership of the products have passed to the buyer and the Company does not retain continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold.

Share-based payment
O.	Share-based payment

The Company has a share-based payment plan for employees and service providers, settled by the Company’s equity instruments, whereby the Company receives services from employees and service providers in exchange for the Company’s equity instruments (options). The fair value of services received from employees and service providers in exchange for the options is recognized as an expense in the statements of comprehensive loss. With respect to option granted to employees the total amount recognized as an expense in statements of the comprehensive loss is based on the fair value of the options granted, without taking into account the effect of service conditions and non-market vesting conditions.

With respect to options granted to service providers and suppliers, the fair value of the grant is determined in accordance with the fair value of the service or goods received.

Non-market vesting conditions are included in the assumptions used to estimate the number of options expected to vest. The total expense is recognized in the vesting period, which is the period for fulfillment of all the defined vesting terms of the share-based payment arrangement.

At each reporting date, the Company adjusts its estimates of the number of options that are expected to vest, based on the non-market vesting conditions, and recognizes the effect of the change compared to original estimates, if any, in the statement of comprehensive loss, and a corresponding adjustment in equity.

When exercising the options, the Company issues new shares, the proceeds, net of directly attributable transaction costs, are recognized in share capital (par value) and additional paid in capital.

Segment reporting
P.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

Leases
Q.	Leases

Lease agreements in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made in connection with operating leases are recognized in profit or loss using the straight-line basis over the term of the lease.

Financial instruments:
R.	Financial instruments:

1)	Classification

The Company classifies its financial assets to the category of Loan and receivables. The classification depends, among other things, on the purpose for which the financial assets were purchased. Management determines the classification of financial assets upon initial recognition.

(a)	Loan and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted on an active market. These assets are classified as current assets, except for maturities longer than 12 months following the date of the balance sheet which are classified as non-current assets. The Company’s loans and receivables are included in “accounts receivable” and “cash and cash equivalents” in the consolidated statements of financial position.

The Company classifies its financial liabilities to the following categories: financial liabilities at fair value through profit or loss and financial liabilities at amortized cost. The Company’s management determines the classification of financial liabilities upon initial recognition.

(a)	Financial liabilities at fair value through profit or loss.

Convertible debentures allotted to investors that contain an anti-dilution protection right and other rights, as well as anti-dilution derivative related to shares issued (see also Notes 12 and 14) are classified, in accordance with IAS 32 as “financial Liabilities” since the amount of shares that will be issued upon their settlement is not fixed. As the aforementioned liabilities are non-equity derivative financial instruments, they are measured, in accordance with IAS 39, as financial liabilities at fair value through profit or loss.

In accordance with IAS 39, the company elected to designate, upon initial recognition, the entire hybrid (combined) debenture (that includes the host debenture contract and the anti-dilution protection) as a financial liability at fair value through profit or loss.

The said liabilities are measured at their fair value at each date of the balance sheet, with changes in their fair value recorded to “Financial expenses, net” in the consolidated statements of comprehensive loss.

For those liabilities for which, upon initial recognition, the transaction price is different than their fair value – the liability is initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 Loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. After initial recognition, the unrecognized Day 1 Loss of the said liabilities is amortized on a straight line basis over the term that market participants would take into account when pricing the liability. Any unrecognized Day 1 Loss is immediately recognized in profit or loss if the fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market. Upon exercise of convertible debenture for which an unrecognized a Day 1 Loss exists, the carrying amount of the convertible debenture (which is presented net of the unrecognized Day 1 Loss) is reclassified to equity with no impact on profit or loss.

Transaction costs allocated to financial liabilities measured at fair value through profit or loss are recognized immediately in profit or loss.

(b)	Financial liabilities at amortized cost

Trade payables and financial liabilities included in “accrued liabilities and other” are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recorded at the date of the settlement which is the date on which the asset was delivered to the Company or delivered from the Company.

Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership associated with these assets. Receivables are subsequently carried at amortized cost using the effective interest method.

As to methods for measurement of the Company’s financial instruments, see note 4.

3)	Impairment of financial assets

The Company assesses at each date of the balance sheet whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Loss per share
S.	Loss per share

Basic loss per share is generally based on the distributable loss to ordinary shareholders, divided by the weighted average number of ordinary shares outstanding in the period, net of shares held by the Company.

When calculating diluted loss per share, the Company adjusts the loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares.

Potential shares are only taken into account if their effect is dilutive (reduces earnings per share or increases loss per share).

New standards and interpretations not yet adopted
T.	New standards and interpretations not yet adopted:

1)	IFRS 9 “Financial Instruments” (“IFRS 9”)

The complete version of IFRS 9 replaces most of the guidance in IAS 39. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories or financial assets: amortized cost, fair value through other comprehensive income (“OCI”) and fair value through profit and loss (P&L). The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in OCI. There is now a new expected credit losses model that will replace the incurred loss impairment model used in IAS 39.

For financial liabilities there were no changes to classification and measurement except for the recognition in other comprehensive income of changes, resulting from its own credit risk, in liabilities designated at fair value through profit or loss.

The standard is effective for accounting periods beginning on or after 1 January 2018. Early adoption is permitted. The Company concluded that the adoption of the new standard as of its initial application will not have a material effect on its consolidated financial statement.

2)	IFRS 16 “Leases” (“IFRS 16 ”)

In January 2016, the IASB issued IFRS 16—Leases which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17—Leases.

IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and instead introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of leases assets separately from interest on lease liabilities in the statements of comprehensive loss. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019 with early adoption allowed only if IFRS 15—Revenue from Contracts with Customers is also applied. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

3)	IFRS 15 “Revenues from Contracts with Customers” - ( “IFRS 15”).

IFRS 15 will replace, on its first implementation, the directives on the subject of recognizing revenues existing today under International Financial Reporting Standards.

The core principle of IFRS 15 is that revenues from contracts with customers must be recognized in a way that reflects the transfer of control of goods or services supplied to customers in the framework of the contracts by amounts which reflect the proceeds that the entity expects that it will be entitled to receive for those goods or services.

IFRS 15 sets forth a single model for recognizing revenues, according to which the entity will recognize revenues according to the said core principle by implementing five stages:

(1)	Identifying the contract(s) with the customer.

(2)	Identifying the separate performance obligations in the contract.

(3)	Determining the transaction price.

(4)	Allocating the transaction price to separate performance obligations in the contract.

(5)	Recognizing revenue when (or as) each of the performance obligations is satisfied.

The Company examined the expected effects of the application of IFRS 15 on its consolidated financial statements. The Company intends to apply IFRS 15 on the date it becomes effective as from the first quarter of 2018, in accordance with the transitional directive, which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of equity as of January 1, 2018.

Based on such examination, management concluded that the implementation of IFRS 15 will not have a material effect on its consolidated financial statements.